Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	Dec. 31, 2015
Income Tax [Line Items]
Tax Cuts and Jobs Act, change in tax rate, income tax expense	$ 82,000
Net deferred tax assets	221,819	$ 199,613
Deferred tax assets after valuation allowance	353,215	297,016
Gross deferred tax liabilities	131,396	97,403
Unrecognized tax benefits	4,271	4,244		$ 3,673
Unrecognized tax benefits that would impact effective tax rate	1,800
Decrease in unrecognized tax benefits is reasonably possible	500
Interest and income taxes accrued	400	300
Penalties and interest expense	100	200
Capital Loss Carryforward
Income Tax [Line Items]
Tax credit carryforward valuation allowance		$ 40,400
Capital Bank Financial Corporation
Income Tax [Line Items]
Tax Cuts and Jobs Act, change in tax rate, deferred tax asset, income tax expense	$ 48,100
Deferred tax asset			$ 137,700